Sector financial asset and liability (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Sector Financial Asset and Liability [Abstract]
Schedule of changes in net sector financial asset (liability)

The changes in net sector financial asset (liability) for the year ended December 31, 2020 were as follows:

	Sectorial assets	Sectorial liabilities	Total
January 1, 2020	—	—	—
Cost of gas	201,346	—	201,346
Credits of taxes(i)	—	(565,911)	(565,911)
Interest	13,458	—	13,458
Other revenue	26,945	—	26,945
December 31, 2020	241,749	(565,911)	(324,162)

Current	241,749	(91,912)	149,837
Non-current	—	(473,999)	(473,999)

(i)      PIS and COFINS tax credits on certain operations.